Trade and other receivables (Tables)	6 Months Ended
Jun. 30, 2018
Subclassifications of assets, liabilities and equities [abstract]
Schedule of trade and other current receivables

(in thousands of USD)	June 30, 2018	December 31, 2017

Trade receivables	41,660	32,758
Accrued income	14,168	12,465
Accrued interest	50	52
Deferred charges	51,647	24,797
Other receivables	132,294	66,725
Total trade and other receivables	239,819	136,797